Supplementary Financial Statement Information - Schedule of Accrued Liabilities and Other (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
a. Accrued liabilities and other payables:
Employees and institutions for employees	$ 656	$ 1,052
Provisions for vacation	537	490
Royalties and Other	101	105
Accrued liabilities and other	$ 1,294	$ 1,647